Note 14 - Other Non-Current Assets	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of other non-current assets [text block]
14.	OTHER NON-CURRENT ASSETS

	As at	As at
	March 31, 2018	March 31, 2017
Prepaid commission	$17,101	$-
Income taxes recoverable	2,336	-
Other	550	-
	$19,987	$-